Deferred Policy Acquisition Costs, Deferred Reinsurance and Deferred Sales Inducements	12 Months Ended
Dec. 31, 2025
Deferred Charges, Insurers [Abstract]
Deferred Policy Acquisition Costs, Deferred Reinsurance and Deferred Sales Inducements	DEFERRED POLICY ACQUISITION COSTS, DEFERRED REINSURANCE AND DEFERRED SALES INDUCEMENTS
Deferred Policy Acquisition Costs

The following table shows a rollforward for the lines of business that contain DAC balances, along with a reconciliation to the Company's total DAC balance:

	Fixed Annuities	Variable Annuities	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, December 31, 2022	$102,251	$3,759,819	$648,837	$2,445,290	$6,956,197
Capitalization	117,851	263,869	159,000	580,715	1,121,435
Amortization expense	(22,165)	(331,368)	(63,949)	(122,028)	(539,510)
Other(1)	0	(393,385)	0	(1)	(393,386)
Balance, December 31, 2023	197,937	3,298,935	743,888	2,903,976	7,144,736
Capitalization	216,410	430,520	183,463	703,465	1,533,858
Amortization expense	(42,705)	(356,254)	(63,447)	(140,951)	(603,357)
Other(2)(3)	0	0	(249,836)	(18,341)	(268,177)
Balance, December 31, 2024	371,642	3,373,201	614,068	3,448,149	7,807,060
Capitalization	185,807	387,360	184,695	735,656	1,493,518
Amortization expense	(59,503)	(403,516)	(48,252)	(152,256)	(663,527)
Other	(1,235)	16,937	(637)	3,067	18,132
Balance, December 31, 2025	$496,711	$3,373,982	$749,874	$4,034,616	$8,655,183
(1)    Includes the impact of the reinsurance agreement with AuguStar. See Note 12 for additional information.
(2)    Includes the impacts of the Universal Life reinsurance transaction with PAR U and PURE. See Note 12 for additional information.
(3)    Includes the impacts of the Term Life reinsurance transaction with PARCC. See Note 12 for additional information.
Deferred Reinsurance Losses

The following table shows a rollforward for the lines of business that contain DRL balances, along with a reconciliation to the Company's total DRL balance:

	Variable Annuities	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, December 31, 2022	$223,515	$69,378	$0	$292,893
Amortization	(29,403)	(8,374)	0	(37,777)
Other	(1)	0	0	(1)
Balance, December 31, 2023	194,111	61,004	0	255,115
Amortization	(29,876)	(15,345)	(9,528)	(54,749)
Other(1)(2)	3	351,025	979,000	1,330,028
Balance, December 31, 2024	164,238	396,684	969,472	1,530,394
Amortization	(29,685)	(36,797)	(37,800)	(104,282)
Other	4	0	0	4
Balance, December 31, 2025	$134,557	$359,887	$931,672	$1,426,116
(1)    Includes $979 million DRL related to the reinsurance transaction with Wilton Re. See Note 12 for additional information.
(2)    Includes $351 million DRL related to the reinsurance transaction with PARCC. See Note 12 for additional information.
Deferred Reinsurance Gains

The following table shows a rollforward for the lines of business that contain DRG balances, along with a reconciliation to the Company's total DRG balance:

	Fixed Annuities	Variable Annuities	Variable / Universal Life	International	Total
	(in thousands)
Balance, December 31, 2022	$57,898	$0	$1,434,958	$0	$1,492,856
Amortization	(9,790)	(15,612)	(71,462)	0	(96,864)
Other(1)	(34)	277,333	0	0	277,299
Balance, December 31, 2023	48,074	261,721	1,363,496	0	1,673,291
Amortization	(10,516)	(20,061)	(121,190)	0	(151,767)
Other(2)(3)	(10)	(32)	1,797,303	0	1,797,261
Balance, December 31, 2024	37,548	241,628	3,039,609	0	3,318,785
Amortization	(9,303)	(19,298)	(120,590)	(726)	(149,917)
Other(4)	159	76	(1,396,768)	13,208	(1,383,325)
Balance, December 31, 2025	$28,404	$222,406	$1,522,251	$12,482	$1,785,543
(1)    Includes the impact of the reinsurance agreement with AuguStar. See Note 12 for additional information.
(2)    Includes the impact of the Universal Life reinsurance transaction with PAR U, PURE and Prudential Insurance effective January 1, 2024, including $1,207 million of DRG, partially offset by a $116 million write-off of the DRG that was recognized with the previous reinsurance agreement. See Note 12 for additional information.
(3)    Includes the impact of the Universal Life reinsurance transaction with PAR U and Prudential Insurance effective October 2024, including $798 million DRG, partially offset by a $94 million write-off of the DRG that was recognized with the previous reinsurance agreement. See Note 12 for additional information.
(4) Includes the impact of recognizing the previously existing DRG, attributable to the recapture of certain YRT transactions from Prudential Insurance effective October 1, 2025. See Note 12 for additional information.
Deferred Sales Inducements

The following table shows a rollforward of DSI balances for variable annuity products, which is the only line of business that contains a DSI balance, along with a reconciliation to the Company's total DSI balance:

Variable Annuities
(in thousands)
Balance, December 31, 2022	$381,504
Capitalization	1,514
Amortization expense	(31,625)
Other	31
Balance, December 31, 2023	351,424
Capitalization	1,243
Amortization expense	(30,316)
Balance, December 31, 2024	322,351
Capitalization	4,047
Amortization expense	(29,370)
Other	385
Balance, December 31, 2025	$297,413